Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Narrative (Details) - EUR (€) € / shares in Units, € in Millions			1 Months Ended	8 Months Ended	12 Months Ended
	Sep. 27, 2022	May 02, 2022	Nov. 30, 2022	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit Distribution [Line Items]
Dividends recognised as distributions to owners				€ 0	€ 2,348	€ 1,961	€ 826
2021 program, first program
Profit Distribution [Line Items]
Share buyback program, amount						979
2021 program, second program
Profit Distribution [Line Items]
Share buyback program, amount						€ 921
2022 program
Profit Distribution [Line Items]
Share buyback program, amount					€ 865
Interim dividend
Profit Distribution [Line Items]
Dividends per share (in eur per share)			€ 5.83
Complementary dividend
Profit Distribution [Line Items]
Dividends per share (in eur per share)		€ 5.15
Dividends proposed, total per share (in eur per share)	€ 5.95
Dividends recognised as distributions to owners		€ 869